Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2018
Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure

The following table represents a summary of the changes in the reserve for allowance for doubtful accounts, returns and allowances and cash discounts for fiscal 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Balance at beginning of fiscal year	$45.8	$36.5	$29.5
Reduction in sales and charges to costs and expenses	202.8	215.6	200.8
Deductions	(198.9)	(206.3)	(193.8)
Balance at end of fiscal year	$49.7	$45.8	$36.5

Property, Plant and Equipment, Estimated Useful Lives	For financial reporting purposes, we provide depreciation and amortization primarily on a straight-line method generally over the estimated useful lives of the assets as follows:
Buildings and building improvements	15-40 years
Machinery and equipment	3-25 years
Transportation equipment	3-8 years